Stockholders' equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ (138.4)	$ 21.8	$ (64.4)
Other comprehensive income (loss) before reclassifications	(165.0)	(142.8)	38.0
Amounts reclassified from accumulated other comprehensive loss	208.1	418.5	150.1
Current period other comprehensive income (loss)	43.1	275.7	188.1
Ending Balance	(269.3)	(138.4)	21.8
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(2,800.3)	(3,076.0)	(3,264.1)
Ending Balance	(2,757.2)	(2,800.3)	(3,076.0)
Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(912.8)	(977.4)	(866.2)
Other comprehensive income (loss) before reclassifications	(74.5)	68.3	(114.1)
Amounts reclassified from accumulated other comprehensive loss	2.6	(3.7)	2.9
Current period other comprehensive income (loss)	(71.9)	64.6	(111.2)
Ending Balance	(984.7)	(912.8)	(977.4)
Pension and Postretirement Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(1,887.5)	(2,098.6)	(2,397.9)
Other comprehensive income (loss) before reclassifications	(90.5)	(211.1)	152.1
Amounts reclassified from accumulated other comprehensive loss	205.5	422.2	147.2
Current period other comprehensive income (loss)	115.0	211.1	299.3
Ending Balance	$ (1,772.5)	$ (1,887.5)	$ (2,098.6)